Document and Entity Information	Dec. 10, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 10, 2025
Entity Registrant Name	Alnylam Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36407
Entity Tax Identification Number	77-0602661
Entity Address Address Line 1	675 West Kendall Street
Entity Address Address Line 2	Henri A. Termeer Square
Entity Address City Or Town	Cambridge
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02142
City Area Code	617
Local Phone Number	551-8200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	ALNY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001178670